Annual Total Returns - Prospectus #3 - Calvert Green Bond Fund	Sep. 30, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2014	4.94%
2015	(0.26%)
2016	3.66%
2017	3.01%
2018	0.29%
2019	8.01%
2020	6.99%
2021	(1.92%)
2022	(13.01%)